Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Entity Registrant Name	BeyondSpring Inc.
Entity Central Index Key	0001677940
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false